COLLATERAL ARRANGEMENTS	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COLLATERAL ARRANGEMENTS
COLLATERAL ARRANGEMENT

The Term Loans are collateralized by a first preference mortgage on the Vessel to California Petroleum Transport Corporation. The earnings and insurance relating to the Vessel have been collaterally assigned pursuant to an Assignment of Earnings and Insurance to California Petroleum Transport Corporation, which in turn has assigned such Assignment of Earnings and Insurance to the Collateral Trustee. The Initial Charter and Chevron Guarantee relating to the Vessel have been collaterally assigned pursuant to the Assignment of Initial Charter and Assignment of Initial Charter Guarantee to California Petroleum Transport Corporation, which in turn has assigned such Assignment to the Collateral Trustee. The Capital Stock of the Company has been pledged to California Petroleum Transport Corporation pursuant to the Stock Pledge Agreement. The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

On October 3, 2011, pursuant to the Collateral Trust Agreement, excess funds held by the Trustee in the amount of $6.7 million allocable to CalPetro Tankers (Bahamas III) Limited became available for release from the relevant trust account as a result of sufficient funds remaining on deposit at the Trustee for the payment in full of principal and interest on the Term Notes as they become due and were released to CalPetro Tankers (Bahamas III) Limited on the same date.

As at December 31, 2013, Chevron holds an option to purchase the Vessel for $1 on April 1, 2015 upon 90 days written notice so long as no event of default has occurred. Provided that Chevron exercises their option to purchase the Vessel, the Company agrees to do all such things whatsoever and execute and deliver all required documents to enable Chevron to register title to the Vessel.